Estimates (Property, Plant and Equipment) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	$ 45,018	$ 33,917
Less - Accumulated depreciation	(4,726)	(3,235)
PROPERTY, PLANT AND EQUIPMENT, net	40,292	30,682
Land and Land Improvements [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	1,307	881
Building and Building Improvements [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	1,922	939
Pipelines [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	27,149	21,494
Natural gas and NGL storage facilities (5 to 46 years)
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	1,214	1,083
Bulk storage, equipment and facilities (2 to 83 years)
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	4,010	1,933
Tanks and other equipment (5 to 40 years)
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	58	1,697
Retail Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	515	450
Vehicles [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	203	156
Right of way (20 to 83 years)
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	2,451	2,190
Furniture and fixtures (2 to 25 years)
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	59	51
Linepack [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	119	118
Pad gas [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	44	52
Natural Resources [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	454	0
Other (1 to 30 years)
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	999	708
Construction work-in-process [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	$ 4,514	$ 2,165